REVENUE - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 666	$ 566	$ 2,638	$ 2,315	$ 2,027
First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	4,202	3,765	15,090	13,472	12,870
Operating Segments | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	4,209	3,776	15,135	13,526	12,922
Operating Segments | Distribution
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	652	565	2,634	2,301	2,024
Operating Segments | Distribution | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	1,968	1,913	7,465	6,783	6,779
Total revenues	1,990	1,936	7,547	6,863	6,854
Operating Segments | Distribution | Wholesale
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	2	1	6	6	5
Operating Segments | Distribution | Wholesale | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	4	1	16	6	20
Operating Segments | Distribution | Transmission
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	71	61	259	242	204
Operating Segments | Distribution | Other revenue from contracts with customers
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	3	3	14	18	18
Operating Segments | Distribution | Other revenue from contracts with customers | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	18	17	78	80	89
Operating Segments | Distribution | Other revenue unrelated to contracts with customers
Disaggregation of Revenue [Line Items]
Total revenues	1	1	4	4	3
Operating Segments | Distribution | Other revenue unrelated to contracts with customers | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	22	23	82	80	75
Operating Segments | Distribution | ARP
Disaggregation of Revenue [Line Items]
Total revenues	13	0
Operating Segments | Integrated | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	1,529	1,334	5,626	4,824	4,285
Total revenues	1,703	1,349	5,683	4,876	4,320
Operating Segments | Integrated | Wholesale | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	112	47	377	146	208
Operating Segments | Integrated | Transmission | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	119	100	425	380	318
Operating Segments | Integrated | Other revenue from contracts with customers | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	1	6	19	24
Operating Segments | Integrated | Other revenue unrelated to contracts with customers | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	161	15	57	42	35
Operating Segments | Integrated | ARP | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	13	0
Operating Segments | Stand-Alone Transmission | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	509	486	1,886	1,768	1,731
Total revenues	516	491	1,905	1,787	1,748
Operating Segments | Stand-Alone Transmission | Other revenue unrelated to contracts with customers | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	7	5	19	19	17
Operating Segments | Residential | Distribution
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	381	316	1,587	1,368	1,168
Operating Segments | Residential | Distribution | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	1,397	1,309	4,948	4,514	4,344
Operating Segments | Residential | Integrated | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	795	708	2,877	2,528	2,137
Operating Segments | Commercial | Distribution
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	170	161	678	583	545
Operating Segments | Commercial | Distribution | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	402	415	1,699	1,522	1,528
Operating Segments | Commercial | Integrated | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	340	318	1,294	1,142	1,023
Operating Segments | Industrial | Distribution
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	20	18	71	65	64
Operating Segments | Industrial | Distribution | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	125	152	651	588	726
Operating Segments | Industrial | Integrated | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	155	151	615	577	545
Operating Segments | Street lighting | Distribution
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers			19	19	20
Operating Segments | Other | Distribution
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	5	5
Operating Segments | Other | Distribution | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	22	19	73	73	72
Operating Segments | Other | Integrated | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	8	9	32	32	30
Operating Segments | ARP | Distribution
Disaggregation of Revenue [Line Items]
Total revenues			0	10	0
Operating Segments | ARP | Integrated | ARP | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues			0	10	0
Operating Segments | ATSI | Stand-Alone Transmission | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	282	262	1,058	980	967
Operating Segments | TrAIL | Stand-Alone Transmission | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	65	70	260	269	279
Operating Segments | MAIT | Stand-Alone Transmission | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	138	131	483	436	394
Operating Segments | KATCo | Stand-Alone Transmission | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	24	23	85	85	89
Operating Segments | Other | Stand-Alone Transmission | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers			0	(2)	2
Corporate/Other and Reconciling Adjustments | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	(7)	(11)	(45)	(54)	(52)
Corporate/Other and Reconciling Adjustments | Wholesale | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	10	4	18	9	11
Corporate/Other and Reconciling Adjustments | Eliminations and reconciling adjustments | First Energy [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ (17)	$ (15)	$ (63)	$ (63)	$ (63)